CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Accrued expenses and other current liabilities	¥ 455,284	$ 66,218		¥ 235,900
Deferred revenue, current	1,765,085	256,721		1,325,954
Payables to acquire buildings	61,540	8,951		240,390
Long-term debt, current	32,500	4,727
Deferred revenue, non-current	1,520,940	221,212		¥ 784,474
Other non-current liabilities	17,147	2,494
Long-term debt, non-current	¥ 225,625	$ 32,816
Ordinary shares, par value | (per share)		$ 0.00005			$ 0.00005	$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000
Ordinary shares, shares issued				4,329,000		1	1
Ordinary shares, shares outstanding			4,329,000	4,329,000
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005			0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195		796,062,195
Ordinary shares, shares issued	1,818,383	1,818,383
Ordinary shares, shares outstanding	1,773,301	1,773,301	63,714
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005			0.00005
Ordinary shares, shares authorized	826,389	826,389		826,389
Ordinary shares, shares issued	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389
Class C Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005			$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416		203,111,416
Ordinary shares, shares issued	4,265,286	4,265,286
Ordinary shares, shares outstanding	4,265,286	4,265,286	4,265,286
VIEs
Accrued expenses and other current liabilities | ¥	¥ 241,204			¥ 223,298
Deferred revenue, current | ¥	1,765,085			1,325,954
Payables to acquire buildings | ¥				180,390
Deferred revenue, non-current | ¥	1,520,940			¥ 784,474
Other non-current liabilities | ¥	¥ 135